Deutsche Asset Management
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                                                          Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2000

                                                                   Premier Class

EAFE(R) Equity Index

Formerly BT Advisor EAFE(R) Equity Index Fund


A Member of the
Deutsche Bank Group
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
EAFE(R) Equity Index -- Premier Class
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ............................    3

              EAFE(R) EQUITY INDEX -- PREMIER CLASS
                 Statement of Assets and Liabilities ............    8
                 Statement of Operations ........................    9
                 Statements of Changes in Net Assets ............   10
                 Financial Highlights ...........................   11
                 Notes to Financial Statements ..................   12

              EAFE(R) EQUITY INDEX PORTFOLIO
                Schedule of Portfolio Investments ...............   14
                Statement of Assets and Liabilities .............   22
                Statement of Operations .........................   23
                Statements of Changes in Net Assets .............   24
                Financial Highlights ............................   25
                Notes to Financial Statements ...................   26


                              -------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
                  including   possible  loss  of  principal   amount
                  invested.
                              -------------------

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                                        2
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EAFE(R) Equity Index -- Premier Class
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LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for EAFE(R)1 Equity Index -- Premier Class (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.2

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed to EAFE(R) Equity Index -- Premier Class. However, the Fund's investment objectives, policies and strategies, as well as its portfolio manager, remain the same.

MARKET ACTIVITY
Overall, global equity markets were weak. Just six of the twenty EAFE(R) markets posted gains for the semi-annual period ended June 30, 2000, in U.S. dollar terms, and none had double-digit returns. Equities gained in only three of the six months and currencies lost ground in all but March and June, leading to a decline in the MSCI EAFE(R) Index.

The major influence on EAFE(R) Index performance was the global markets' focus on the U.S. Federal Reserve Board's, the European Central Bank's, and the Bank of England's tightening policy for interest rates. Other factors included mixed signals about the health of the Japanese economy and higher oil prices that remain a major source of inflation concern for central bankers. Global equity markets were also buffeted by NASDAQ Composite volatility. In sharp contrast to last year, technology proved to be one of the worst performing sectors in the EAFE(R) Index, as investors moved back into more traditional areas of the market, such as pharmaceuticals and financial services.

The EAFE(R) markets recovered a bit in June, as the possibility of a "soft landing" in the U.S. decreased the chances of further Federal Reserve Board rate hikes, which investors had feared could induce a global economic slowdown. Compared to 1999, the first half of 2000 saw market rotations in the EAFE(R) markets, as European markets outpaced Asian and Pacific Rim markets.

EUROPE
Regionally, Europe declined 3.74% in U.S. dollar terms during the semi-annual period.

  TEN LARGEST STOCK HOLDINGS
  (percentages are based on market value of total investments in the Portfolio)

  Nokia AB-A Shares ...........................  2.53%
  Vodafone Airtouch PLC .......................  2.47
  BP Amoco PLC ................................  2.19
  Ericsson LM Tel .............................  1.57
  Nippon Telegraph & Telephone ................  1.48
  Toyota Motor Corp. ..........................  1.48
  France Telecom SA ...........................  1.46
  Deutsche Telekom AG .........................  1.40
  Royal Dutch Petroleum .......................  1.36
  Novartis AG .................................  1.18

THE EUROPEAN CENTRAL BANK RAISED INTEREST RATES FOUR TIMES IN THE FIRST SIX MONTHS OF 2000 IN RESPONSE TO GLOBAL INFLATION WORRIES.
o As in the U.S., these interest rate hikes were meant to prevent the global economy from overheating and to quell inflationary pressures.
o Since the European Central Bank started raising rates in November 1999, the euro's weakness more than offset the 1.75% of rate increases.
o Thus, monetary conditions within Europe remained fairly stimulative, and European economic growth remained strong.
o France continued to be one of the strongest economies with unemployment falling at a 2.8% annual rate.

SEVERAL EUROPEAN MARKETS WERE NEGATIVELY IMPACTED BY VARIOUS MACRO-ECONOMIC CONCERNS, WHILE STRENGTH IN COMPANY EARNINGS BOOSTED OTHER MARKETS TO POSITIVE RETURNS.
o In the first quarter, Sweden and Finland were the strongest performing equity markets, producing double-digit gains driven by the continued strength of Ericsson and Nokia, two of the world's largest cellular phone providers. Both companies climbed after reporting stronger than expected earnings, new wireless Internet technologies, and continued optimism for future growth.
o Banks, insurers, and financial service companies rallied in Switzerland as expectations for earnings in 2000 improved. Credit Suisse was up 25% in March

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                                        3
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EAFE(R) Equity Index -- Premier Class
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LETTER TO SHAREHOLDERS

  PORTFOLIO DIVERSIFICATION
  By Country as of June 30, 2000
  (percentages are based on market value of total investments in the Portfolio)

  Japan .....................................   27%
  United Kingdom ............................   19
  France ....................................   11
  Germany ...................................    9
  Switzerland ...............................    6
  Netherlands ...............................    5
  Italy .....................................    4
  Sweden ....................................    3
  Finland ...................................    3
  Australia .................................    3
  Spain .....................................    3
  Hong Kong .................................    2
  Other 1 ...................................    5

--------------------------------------------------------------------------------
1 Consists of countries less than 2%.

  alone after Standard & Poor's Corp. raised the company from "negative" to "stable." Swiss Reinsurance also led the Swiss market higher.
o Novo Nordisk, a large pharmaceutical producer and developer, boosted Denmark to the top position in May. The company posted strong gains after reporting better than expected earnings, which led, in turn, to upgrades by several analysts.
o Belgium, in contrast, was one of the worst performing markets in the first quarter, as concerns over the prospect of rising interest rates drove down prices of financial service giants Fortis and KBC Bank.
o Heavyweight Dutch insurance companies Aegon and ING also felt the pressure of European Central Bank interest rate fears, leading the Dutch market lower.
o Although there was strong performance from some of the "Old Economy" stocks in the U.K., economic activity in this nation continued to slow. Consumer confidence trended down as did retail sales. Inflation came in below forecasts although there remained pricing pressure within the service sector and labor markets.

EUROPEAN MARKETS RESPONDED WELL TO MERGER AND ACQUISITION ACTIVITY THAT CONTINUED IN HIGH GEAR THROUGHOUT THE PERIOD, AS COMPANIES SOUGHT ECONOMIES OF SCALE IN AN ENLARGED "DOMESTIC" MARKET.
o During the first quarter, Vodafone Airtouch of the U.K. completed its merger with Mannesmann of Germany.
o Prospects   for   further   consolidation   across    telecommunications   and
  Internet-related companies also helped fuel market strength across Europe, especially in Italy, Spain, and Portugal.
o Tele Denmark, the primary telephone provider in Denmark, was up sharply in the first quarter on expectations of further mergers and consolidation within the European telecommunications providers.
o During the second quarter, corporate merger activity continued to be a significant factor, as companies juggled for position within the "New Economy" or were forced to seek economies of scale in the "Old Economy."

PACIFIC BASIN
The Pacific Basin declined 6.42% in U.S. dollar terms during the semi-annual period.

SINGAPORE  WAS ONE OF THE  WORST  PERFORMING  EQUITY  MARKETS  DURING  THE FIRST
QUARTER AND ONE OF THE STRONGEST PERFORMING EQUITY MARKETS DURING THE SECOND QUARTER.
o A government repeal in February of a large corporate tax rebate put in place during the 1998 recession caused Singapore's equity market to topple over 9% that month.
o Equities also fell after investors questioned earnings expectations needed to justify current price levels after their strong performance in 1999.
o During the second quarter, Singapore Press, the largest publisher in the country, posted strong gains as investors anticipated the sale of the company's Internet division.
o Investors also embraced Singapore Airline's goal of globalization through further joint ventures and acquisitions by pushing the stock up over 17% in April.
o In June, financial stocks such as DBS Group and United Overseas Bank rallied sharply, after fears of higher global interest rates subsided.

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                                        4
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EAFE(R) Equity Index -- Premier Class
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LETTER TO SHAREHOLDERS

IN CONTRAST TO 1999'S IMPRESSIVE SHOWING, THE JAPANESE EQUITY MARKET WAS DOWN IN THE FIRST HALF OF 2000.
o Stocks such as Fujitsu, Sony, and Sharp traded in wide price ranges, causing significant market volatility. This was primarily driven by fears of a potential slowdown in export demand if U.S. interest rates were raised.
o Some Japanese bank stocks fell after the Mayor of Tokyo announced a potential flat tax of 3% on all revenues.
o The equity market also remained cautious about the potential for the abolition of the Bank of Japan's long-standing zero interest rate policy.
o Investors in Japan continued to be disappointed by economic data showing little sign of a potential recovery and fueling fears of a deeper recession.
o In late June, Japanese equities rallied after the U.S. Federal Reserve Board left interest rates unchanged, as foreign demand had been one of the few bright points in the Japanese economy recently and could decline sharply if U.S. rates were to increase.
o Also in June, several new Japanese domestic equity funds were started for local investors, reflecting a willingness to own domestic equities once again.

HONG KONG'S EQUITY MARKET DECLINED FOR THE SEMI-ANNUAL PERIOD, ALTHOUGH IN JUNE IT BEGAN TO BENEFIT FROM THE PERCEIVED REFLATION THAT IS OCCURRING IN CHINA AND THE GROWING PERCEPTION THAT U.S. INTEREST RATES HAVE PEAKED.
o Expectations of further U.S. Federal Reserve Board interest rate hikes led to a sell-off in Hong Kong, as banks and property companies would be particularly hard hit by higher global interest rates.
o Software and technology stocks also remained volatile and fell sharply from their highs, as investors questioned their high valuations in a rising interest rate environment.

AUSTRALIA PERFORMED WELL, PARTLY ON THE BACK OF A RECOVERY IN ITS CURRENCY.
o The market was also boosted by Rupert Murdoch's News Corporation. The global media giant posted strong gains after reporting continued global expansion of its satellite television business.
o Australia was among the top five performing EAFE(R) markets in three of the first six months of 2000, and the top performing equity market in the month of June.

INVESTMENT REVIEW

                                                   CUMULATIVE                     AVERAGE ANNUAL
                                                  TOTAL RETURNS                    TOTAL RETURNS

   Periods ended                      Past 6     Past 1     Past 3       Since    Past 1    Past 3       Since
   June 30, 2000                      months      year      years    inception      year     years   inception
 EAFE(R) Equity Index 1 --
   Premier Class
   (inception 1/24/96)                (4.46)%     17.38%     33.69%     60.35%    17.38%     10.16%     11.24%
--------------------------------------------------------------------------------------------------------------
 MSCI EAFE(R) Index 2                 (4.06)%     17.16%     33.77%     56.44%    17.16%     10.18%     10.62%
 Lipper International
   Equity Average 3                   (4.56)%     24.46%     41.12%     75.31%    24.46%     11.77%     13.10%
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST  PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.  Investment  return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period the Fund waived certain fees and expenses. Had these fees and expenses not been waived, the Fund's return would have been lower. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. A variety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of your investment in the Fund.
2 The  EAFE(R)  Index  is the  exclusive  property  of  Morgan  Stanley  Capital
  International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. The MSCI EAFE(R) Index is an unmanaged capitalization weighted index containing approximately 1,100 equity securities of companies located outside the United States. Index returns do not reflect expenses, which have been deducted from the Fund's return.
3 Lipper figures represent the average of the total returns, reported by all of the mutual funds designated by Lipper Inc. as falling into the respective category indicated. These figures do not reflect sales charges.

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                                        5
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EAFE(R) Equity Index -- Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

MANAGER OUTLOOK
Interest rates remain a prime concern globally and until a clear trend is set, we expect volatility in the EAFE(R) markets to continue. The markets' near-term focus will be on the U.S. Federal Reserve Board meeting on August 22nd.

In Europe, inflationary concerns center around the weak euro, accelerating economic growth, and buoyant money supply. Yet pricing pressures have been remarkably dormant, and there seems to be ample spare capacity in both the goods and labor markets. After raising rates by 0.50% in early June, we expect the European Central Bank to pause for the summer. However, in our view, more tightening is required over the next twelve months as is a stronger euro in a supportive role. Key positives for Europe include strong economic growth, falling unemployment, tax cuts, and further prospects for corporate consolidation across the continent.

In Japan, economic prospects are mixed, despite the country moving slowly along a recovery track. Industrial production is strong and inventories have fallen to their lowest level in nine years. However, the consumer remains subdued because real income has been weak and job insecurity is widespread. A risk for the economy would be a premature move by the Bank of Japan to begin raising interest rates after a long period of zero interest rates. The positives for Japan include an improved profit outlook, although current forecasts remain cautious, and a slow but steady pace of corporate restructurings. The rest of developed Asia, in our view, will continue to look to the U.S., both as a market for its exports and as an economic bellwether, especially given the strong links between their currencies and the dollar.

Of course, as an index fund, seeking to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(R) Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

We appreciate your ongoing support of EAFE(R) Equity Index -- Premier Class and look forward to serving your investment needs for many years ahead.

                          /S/ SIGNATURE STEVEN WETTER
                                  Steven Wetter
                           Director of Global Indexing
                         EAFE(R) EQUITY INDEX PORTFOLIO
                                  June 30, 2000

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                                        6
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EAFE(R) Equity Index -- Premier Class
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PERFORMANCE COMPARISON

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         EAFE(R) Equity Index -- Premier Class     MSCI EAFE(R) Index
Jan-96                   10,000                          10,000
Jun-96                   10,404                          10,409
Dec-96                   10,553                          10,561
Jun-97                   11,805                          11,745
Dec-97                   10,949                          10,920
Jun-98                   12,715                          12,659
Dec-98                   13,117                          13,100
Jun-99                   13,660                          13,619
Dec-99                   16,784                          16,635
Jun-00                   16,035                          15,644


         Average Annual Total Return for the Periods Ended June 30, 2000
                    One Year 17.38%,  Since 1/24/96 1 11.24%

--------------------------------------------------------------------------------
1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance figures assume the reinvestment of dividend and capital gain distributions. During the period the Fund waived certain fees and expenses.
The MSCI EAFE(R) Index is an unmanaged capitalization weighted index containing approximately 1,100 equity securities of companies located outside the United States.

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                                        7
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EAFE(R) Equity Index -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investment in EAFE(R) Equity Index Portfolio, at Value ...     $ 209,212,166
   Receivable for Shares of Beneficial Interest Subscribed ..           318,731
   Prepaid Expenses and Other ...............................            10,953
                                                                  -------------
Total Assets ................................................       209,541,850
                                                                  -------------
LIABILITIES
   Payable for Shares of Beneficial Interest Redeemed .......           147,813
   Due to Bankers Trust .....................................             1,930
   Accrued Expenses and Other ...............................            40,538
                                                                  -------------
Total Liabilities ...........................................           190,281
                                                                  -------------
NET ASSETS ..................................................     $ 209,351,569
                                                                  =============
COMPOSITION OF NET ASSETS
   Paid-in Capital ..........................................     $ 189,055,887
   Undistributed Net Investment Income ......................         1,012,605
   Accumulated Net Realized Loss from Investment,
     Foreign Futures, Foreign Currency and Forward
     Foreign Currency Transactions ..........................          (113,211)
   Net Unrealized Appreciation on Investments,
     Foreign Currency and Forward Foreign Currency
     Contracts ..............................................        19,396,288
                                                                  -------------
NET ASSETS ..................................................     $ 209,351,569
                                                                  =============
SHARES OUTSTANDING ($0.001 par value, unlimited number
   of shares of beneficial interest authorized) .............        15,033,967
                                                                  =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   PER SHARE (net assets divided
   by shares outstanding)                                         $       13.93
                                                                  =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8
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EAFE(R) Equity Index -- Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                  FOR THE SIX
                                                                  MONTHS ENDED
                                                                  JUNE 30, 2000

INVESTMENT INCOME
   Income Allocated from EAFE(R) Equity Index Portfolio, Net ...    $ 1,820,324
                                                                    -----------
EXPENSES
   Administration and Services Fees ............................        129,322
   Registration Fees ...........................................         33,076
   Professional Fees ...........................................         13,204
   Printing and Shareholder Reports ............................          9,214
   Trustees Fees ...............................................          3,623
   Miscellaneous ...............................................          2,574
                                                                    -----------
Total Expenses .................................................        191,013
Less: Fee Waivers or Expense Reimbursements ....................       (141,391)
                                                                    -----------
Net Expenses ...................................................         49,622
                                                                    -----------
NET INVESTMENT INCOME ..........................................      1,770,702
                                                                    -----------
REALIZED AND UNREALIZED  GAIN (LOSS) ON  INVESTMENT,
   FOREIGN  FUTURES,  FOREIGN
   CURRENCIES AND FORWARD  FOREIGN  CURRENCY
      CONTRACTS
   Net Realized Gain (Loss) from:
     Investment Transactions ...................................        (82,477)
     Foreign Futures Transactions ..............................        391,786
     Foreign Currency Transactions .............................       (258,964)
     Forward Foreign Currency Transactions .....................       (546,231)
   Net Change in Unrealized Appreciation/Depreciation
     on Investments, Foreign Futures, Foreign Currencies,
     and Forward Foreign Currency Contracts ....................     (8,530,436)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
   FOREIGN FUTURES, FOREIGN CURRENCIES AND FORWARD
   FOREIGN CURRENCY CONTRACTS ..................................     (9,026,322)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS .....................    $(7,255,620)
                                                                    -----------
                                                                    -----------

See Notes to Financial Statements.
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                                        9

EAFE(R) Equity Index -- Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX       FOR THE
                                                               MONTHS ENDED      YEAR ENDED
                                                                 JUNE 30,       DECEMBER 31,
                                                                  2000 1            1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income .................................   $   1,770,702    $   1,094,782
   Net Realized Gain (Loss) from Investment, Foreign
     Futures, Foreign Currency and Forward Foreign
     Currency Transactions ...............................        (495,886)       1,519,779
   Net Change in Unrealized Appreciation/Depreciation
     on Investments, Foreign Futures, Foreign Currencies
     and Forward Foreign Currency Contracts ..............      (8,530,436)      18,679,434
                                                             -------------    -------------
Net Increase (Decrease) in Net Assets from Operations ....      (7,255,620)      21,293,995
                                                             -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income .................................              --         (684,090)
   Distributions in Excess of Net Investment Income ......              --         (217,876)
   Net Realized Gain from Investment Transactions ........              --         (988,759)
                                                             -------------    -------------
Total Distributions ......................................              --       (1,890,725)
                                                             -------------    -------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Proceeds from Sale of Shares ..........................     110,701,139       61,190,560
   Dividend Reinvestments ................................              --        1,572,177
   Cost of Shares Redeemed ...............................     (14,470,211)      (4,251,873)
                                                             -------------    -------------
Net Increase from Capital Transactions in
   Shares of Beneficial Interest .........................      96,230,928       58,510,864
                                                             -------------    -------------
TOTAL INCREASE IN NET ASSETS .............................      88,975,308       77,914,134
NET ASSETS
   Beginning of Period ...................................     120,376,261       42,462,127
                                                             -------------    -------------
   End of Period (including undistributed/(distribution in
     excess of) net investment income of $1,012,605
     and $(758,098), respectively) .......................   $ 209,351,569    $ 120,376,261
                                                             =============    =============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
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                                       10
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EAFE(R) Equity Index -- Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated for EAFE(R) Equity Index -- Premier Class.

                                                   FOR THE
                                                  SIX MONTHS                                        FOR THE PERIOD
                                                    ENDED                FOR THE YEARS              JAN. 24, 1996 3
                                                   JUNE 30,            ENDED DECEMBER 31,                 TO
                                                    2000 1        1999        1998 2        1997     DEC. 31, 1996
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..........     $14.58       $11.59       $ 9.98        $10.62       $10.00
                                                    ------       ------       ------        ------       ------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment Income ......................       0.16         0.08         0.16          0.23         0.12
   Net Realized and Unrealized Gain (Loss)
     from Investment, Foreign Futures,
     Foreign Currencies  and Forward
     Foreign Currency Transactions ............      (0.81)        3.15         1.81         (0.02)        0.60
                                                    ------       ------       ------        ------       ------
Total from Investment Operations ..............      (0.65)        3.23         1.97          0.21         0.72
                                                     ------       ------       ------        ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ......................         --        (0.08)       (0.16)        (0.24)       (0.08)
   In Excess of Net Investment Income .........         --        (0.03)       (0.09)           --           --
   Net Realized Gain from Investment
     Transactions .............................         --        (0.13)       (0.01)        (0.61)       (0.02)
   In Excess of Net Realized Gains ............         --           --        (0.10)           --           --
                                                    ------       ------       ------        ------       ------
Total Distributions ...........................         --        (0.24)       (0.36)        (0.85)       (0.10)
                                                    ------       ------       ------        ------       ------
NET ASSET VALUE, END OF PERIOD ................     $13.93       $14.58       $11.59        $ 9.98       $10.62
                                                    ======       ======       ======        ======       ======
TOTAL INVESTMENT RETURN .......................      (4.46)%      27.95%       19.81%         2.11%        7.22%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period (000s omitted) ...   $209,352     $120,376      $42,462       $35,509      $39,667
   Ratios to Average Net Assets:
     Net Investment Income ....................       2.04%4       1.56%        1.50%         1.70%        1.64%4
     Expenses After Waivers, Including
        Expenses of the EAFE(R) Equity Index
        Portfolio .............................       0.40%4       0.40%        0.40%         0.40%        0.40%4
     Expenses Before Waivers, Including
        Expenses of the EAFE(R) Equity Index
        Portfolio .............................       0.73%4       0.71%        0.83%         0.73%        0.88%4

--------------------------------------------------------------------------------
1 Unaudited.
2 Advisor Class  Shares were converted to Institutional Class Shares on July 10,
  1998.
3 Commencement of operations.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
BT Advisor Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on July 24, 1995, as a business trust under the laws of the Commonwealth of Massachusetts. EAFE(R) Equity Index (the "Fund") is one of the funds offered to investors by the Trust.

The Fund offers one class of shares to investors: the Premier Class. The Premier Class Shares began operations and offering shares of beneficial interest on January 24, 1996.

The Fund invests substantially all of its assets in the EAFE(R) Equity Index Portfolio (the "Portfolio"). The Portfolio, a series of BT Investment Portfolios, is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio which was approximately 100% at June 30, 2000.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. ORGANIZATION EXPENSES
Costs incurred by the fund in connection with its organization and initial registration are being amortized evenly over a five-year period.

E. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are also made at least annually to the extent they are not offset by any capital loss carryforwards.

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

G. OTHER
The Trust accounts separately for the assets, liabilities and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust.

H. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

EAFE(R) Equity Index -- Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .15% of the Fund's average daily net assets.

The investment adviser and administrator have agreed, for a 16-month period from the Fund's fiscal year end of December 31, 1999, to waive their fees and reimburse expenses so that total expenses will not exceed .40%

ICC Distributors, Inc. provides distribution services to the Fund.

NOTE 3 -- SHARES OF BENEFICIAL INTEREST
At June 30, 2000, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                      PREMIER CLASS SHARES 1
                  --------------------------------------------------------------
                      FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                          JUNE 30, 2000                 DECEMBER 31, 1999
                  ------------------------------   -----------------------------
                    SHARES            AMOUNT          SHARES          AMOUNT
                  ------------    --------------   ------------   --------------
Sold                7,811,499     $110,701,139       4,816,704    $61,160,201
Reinvested                 --               --         111,552      1,572,177
Redeemed           (1,033,451)     (14,470,211)       (335,372)    (4,221,514)
                   ----------     ------------       ---------    -----------
Net Increase        6,778,048     $ 96,230,928       4,592,884    $58,510,864
                   ==========     ============       =========    ===========

--------------------------------------------------------------------------------
1 On April 30, 2000, the Institutional Class was renamed the Premier Class.

NOTE 4 -- CLASS NAME CHANGE
On April 30, 2000, the Class changed its name from EAFE(R) Equity Index Fund Institutional Class to EAFE(R) Equity Index -- Premier Class.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES             SECURITY                  VALUE

            COMMON STOCKS -- 91.3%
            AUSTRALIA -- 2.2%
   16,200   Amcor Ltd. .................... $   56,814
   22,648   AMP Ltd.1 .....................    231,171
    2,477   AMP Reinsurance Notes 1........         --
    6,868   Australia Gas Light Co. .......     41,031
    3,829   Boral Ltd.1 ...................      4,828
    4,942   Brambles Industries ...........    152,328
   34,872   Broken Hill Proprietary Co. Ltd.   413,522
   26,695   Coca-Cola Amatil Ltd. .........     52,092
   26,089   Coles Myer Ltd. ...............    100,471
   24,372   Commonwealth Bank of Australia     405,202
   13,600   Computershare Ltd. ............     70,143
    3,593   CSL Ltd. ......................     71,267
   24,665   CSR Ltd. ......................     68,715
   38,821   Foster's Brewing Group ........    109,552
   39,382   General Property Trust ........     63,607
   10,891   Lend Lease Corp. Ltd. .........    139,337
   19,304   M.I.M. Holdings Ltd. ..........     10,431
    8,600   Mirvac Group ..................     17,505
   29,176   National Australia Bank 3 .....    488,713
    1,545   Newcrest Mining Ltd.1 .........      4,174
   39,443   News Corp. ....................    544,694
   34,388   Normandy Mining Ltd. ..........     18,583
    6,636   North Ltd. ....................     15,738
    3,742   Orica Ltd. ....................     17,026
   10,600   Pacific Dunlop ................      9,483
    5,400   Paperlinx Ltd.1 ...............     10,278
    9,164   QBE Insurance Group Ltd. ......     44,964
    6,840   Rio Tinto Ltd. ................    113,428
   14,272   Santos Ltd.3 ..................     43,617
   16,588   Southcorp Holdings Ltd. .......     48,006
    5,248   Suncorp-Metway Ltd. ...........     27,168
    9,570   TABCORP Holdings Ltd. .........     55,162
  151,996   Telstra Corp. Ltd. ............    618,753
    7,082   Wesfarmer Ltd. ................     56,554
   32,455   Westfield Trust -- Units ......     63,156
   37,599   Westpac Banking Corp., Ltd. ...    272,031
   25,599   WMC Ltd. ......................    114,861
   26,037   Woolworths Ltd. ...............     96,378
                                           -----------
                                             4,670,783
                                           -----------
            AUSTRIA -- 0.2%
      680   Austria Tabakwerke AG .........     25,291
    2,600   Bank Austria AG ...............    127,159
       70   Boehler-Uddeholm AG ...........      2,459
      220   Ea-Generali AG ................     35,535
      310   Flughafen Wien AG .............     11,081
      110   Mayr-Melnhof Karton AG ........      5,225
      730   Oesterreichische
              Elektrizitaetswirtschafts
              AG -- A .....................     75,225
      680   OMV AG ........................     59,317

   SHARES             SECURITY                  VALUE

      220   RHI AG ........................  $   5,386
      430   VA Technologie AG .............     22,745
    1,890   Weinerberger Baustoffindustrie
              AG ..........................     43,101
                                           -----------
                                               412,524
                                           -----------
            BELGIUM -- 0.8%
       71   Barco NV ......................      7,997
      120   Bekaert NV ....................      6,223
      220   Colruyt NV ....................      9,359
       29   D'Ieteren SA ..................      7,367
      891   Delhaize - Le Lion, SA ........     53,510
       22   Dolmen Computer Applications 1.        432
    1,264   Electrabel SA .................    313,698
   16,235   Fortis  -- B ..................    474,351
    2,223   Fortis -- B - STRIP VVPR 1 ....         21
       50   Fortis Banque STRIP VVPR 1 ....          1
      622   Groupe Bruxelles Lambert SA ...    155,917
    7,094   KBC Bancassurance Holding .....    313,491
    2,208   Solvay SA -- A ................    149,218
    2,757   UCB SA ........................    101,696
      141   Union Miniere SA ..............      5,135
                                           -----------
                                             1,598,416
                                           -----------
            DENMARK -- 0.8%
      600   Carlsberg - AS -- A ...........     17,733
      300   Carlsberg - AS -- B ...........      9,136
       25   D/S 1912 -- B .................    266,636
       15   D/S Svendborg -- B ............    222,625
    1,144   Danisco AS ....................     38,368
    1,400   Den Danske Bank 3 .............    169,105
      172   Falck AS ......................     27,716
      500   FLS Industries AS -- B ........      7,710
    1,340   ISS AS 1 ......................    102,452
      425   Navision Software AS 1 ........     17,749
      100   NKT Holdings AS ...............     16,705
    1,817   Novo Nordisk AS -- B ..........    310,532
    4,703   Tele Danmark AS ...............    317,878
    2,550   Vestas Wind Systems AS ........     94,042
    1,165   William Demant Holding ........     34,581
                                           -----------
                                             1,652,968
                                           -----------
            FINLAND -- 3.1%
    1,100   Kemira Oyj ....................      5,378
      900   Kesko .........................      9,188
      200   Metra Oy -- A .................      3,834
      200   Metra Oy -- B .................      3,461
    5,800   Metso Oyj 1 ...................     70,054
  103,200   Nokia AB -- A Shares ..........  5,287,615
    5,500   Outokumpu Oyj .................     52,722
    2,100   Raisio Group PLC ..............      4,167
    2,300   Sampo Insurance Co. Ltd. -- A .     93,702
      117   Sanitec Oyj ...................      1,178

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES             SECURITY                  VALUE

   15,700   Sonera Group Oyj .............. $  718,630
      300   Stockmann AB -- A .............      4,745
       50   Stockmann AB -- B .............        764
    1,900   Tietonator Oyj Abp ............     63,655
    7,000   UPM -- Kymmene Corp. ..........    174,463
                                           -----------
                                             6,493,556
                                           -----------
            FRANCE -- 11.0%
    4,194   Accor SA ......................    172,592
   22,295   Alcatel .......................  1,468,239
    8,410   AXA -- UAP ....................  1,330,186
    9,783   Banque Nationale de Paris .....    945,290
      703   Bouygues ......................    471,722
    2,736   Canal Plus ....................    461,595
    1,728   Cap Gemini SA 3 ...............    305,614
   14,966   Carrefour Supermarche .........  1,027,191
    1,825   Casino Guichard Perracho 3 ....    169,694
       33   Coflexip ......................      4,017
    2,024   Compagnie de Saint-Gobain .....    274,730
    2,129   Dassault Systemes SA ..........    199,390
      200   Eridania Beghin-Say SA ........     19,670
      115   Essilor International .........     33,093
   21,724   France Telecom SA 3 ...........  3,048,690
      535   Gecina ........................     57,490
    3,406   Groupe Danone .................    453,829
      100   Imetal SA .....................     11,656
    2,103   L'Air Liquide .................    275,400
    1,462   L'Oreal .......................  1,271,122
    2,260   Lafarge SA ....................    176,346
    2,838   Lagardere SCA .................    217,638
    2,122   LVMH ..........................    878,539
    2,476   Michelin -- B .................     79,772
    1,266   Pechiney SA -- A ..............     53,033
      731   Pernod Ricard .................     39,942
    2,630   Pinault-Printemps-Redoute SA 3     586,657
    1,069   PSA Peugeot Citroen ...........    215,399
      146   Publicis SA ...................     57,521
   16,857   Rhone-Poulenc -- A 3 ..........  1,235,351
   15,849   Sanofi-Synthelabo SA 1 ........    758,115
    3,220   Schneider SA ..................    225,326
      671   Sidel SA ......................     54,641
      100   Simco SA ......................      7,333
      300   Societe BIC SA ................     14,753
       34   Societe Eurafrance ............     16,345
    9,012   Societe Generale -- A .........    544,245
      548   Sodexho .......................     99,808
   18,615   STmicroelectronics NV .........  1,177,713
      936   Suez Lyonnaise des Eaux .......    164,285
    3,380   Suez Lyonnaise des Eaux-Dumez .    594,546
       66   Technip .......................      8,016
    3,911   Thomson CSF ...................    154,685
      972   Total Fina SA -- STRIP VVPR 1 .          9
   15,821   Total SA -- B .................  2,435,633
      106   Unibail .......................     14,734

   SHARES             SECURITY                  VALUE

    3,641   Usinor Sacilor ................ $   44,605
    1,281   Valeo SA ......................     68,765
   12,636   Vivendi .......................  1,119,822
                                           -----------
                                            23,044,787
                                           -----------
            GERMANY -- 6.8%
      465   Adidas AG 3 ...................     25,764
    4,191   Allianze AG 3 .................  1,526,630
   10,520   BASF AG 3 .....................    428,081
   12,695   Bayer AG ......................    496,507
    7,283   Bayerische Vereinsbank 3 ......    475,434
    1,150   Beiersdorf AG .................     97,009
    1,250   Continental AG ................     20,969
   17,110   Daimler-Chrysler AG 3 .........    901,260
   10,605   Deutsche Bank AG ..............    878,328
    7,175   Deutsche Lufthansa AG .........    168,508
   51,355   Deutsche Telekom AG -- Reg ....  2,934,009
    8,558   Dresdner Bank AG ..............    356,036
    3,500   EM TV .........................     81,528
    2,250   EM.TV & Merchandising AG 3 ....    133,076
    1,250   Fresenius Medical Care ........    100,652
      750   Gehe AG .......................     24,085
      952   Heidelberger Zement AG ........     58,952
      100   Heidl Zement AG VVPR 1 ........          1
      500   Hochtief AG ...................     15,122
      800   Kamps AG ......................     25,690
    1,500   Karstadt AG 3 .................     40,117
    2,266   Linde AG ......................     90,579
    1,500   MAN AG ........................     46,084
    3,240   Merck KGAA ....................     98,765
    4,992   Metro AG 3 ....................    176,098
    3,036   Muenchener Rueckversicherungs-
              Gesellschaft AG .............    967,667
    2,511   Preussag AG 3 .................     81,357
    8,450   RWE AG ........................    285,123
    1,285   RWE AG ........................     35,044
    3,225   SAP AG 3 ......................    483,812
    2,280   SAP AG -- Vorzug ..............    422,910
    3,765   Shering AG 3 ..................    209,327
   10,135   Siemens AG ....................  1,530,160
    9,350   Thyssen Krupp AG ..............    150,575
   13,368   VEBA AG 3 .....................    658,671
    5,630   Volkswagen AG 3 ...............    215,874
                                           -----------
                                            14,239,804
                                           -----------
            HONG KONG -- 1.7%
    7,000   Asm Pacific Technology Ltd. ...     26,222
   24,006   Bank of East Asia Ltd. ........     56,050
   70,000   Cathay Pacific Airways ........    129,762
   37,500   CLP Holdings Ltd. .............    174,630
   17,000   Esprit Holdings Ltd. ..........     17,665
   11,000   Hang Lung Development Co. .....      8,537
   34,800   Hang Seng Bank Ltd. ...........    330,364
   22,000   Henderson Land Development --
              144a ........................     96,805

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES             SECURITY                  VALUE

   13,000   Hong Kong & Shanghai Hotels Ltd.  $  7,546
   97,799   Hong Kong and China Gas
              Co. Ltd. ....................    109,780
  218,681   Hong Kong Telecommunications
              Ltd. ........................    481,124
    7,600   Hopewell Holdings Ltd. ........      3,169
   76,100   Hutchison Whampoa Ltd. ........    956,737
   11,910   Hysan Development Co. Ltd. ....     12,529
   17,000   Johnson Electric Holdings Ltd.     160,840
   21,000   Li & Fung Ltd. ................    105,067
   47,902   New World Development Co. Ltd.      53,463
   97,000   Pacific Century Cyberworks 1 ..    191,635
   32,000   Shangri-La Asia Ltd. ..........     37,768
   35,657   Sino Land Co. .................     12,579
   18,000   South China Morning Post 1 ....     13,970
   45,297   Sun Hung Kai Properties Ltd. ..    325,416
   30,000   Swire Pacific Ltd. -- A .......    175,496
    9,000   Television Broadcasts Ltd. ....     60,038
   50,102   Wharf Holdings Ltd. ...........     89,663
                                           -----------
                                             3,636,855
                                           -----------
            IRELAND -- 0.4%
   20,785   Allied Irish Banks PLC ........    186,690
    9,341   CRH PLC .......................    169,234
      536   DCC PLC .......................      4,763
   51,425   Eircom PLC ....................    138,027
    1,374   Greencore Group PLC ...........      3,688
    7,650   Independent Newspapers PLC ....     27,866
    8,358   Irish Permanent PLC ...........     70,745
   30,835   Jefferson Smurfit Group PLC ...     53,205
    4,207   Kerry Group PLC ...............     55,209
    6,197   Ryanair Holdings PLC 1 ........     45,147
    5,282   Waterford Wedgwood Units ......      5,772
                                           -----------
                                               760,346
                                           -----------
            ITALY -- 3.7%
   45,587   Alitalia SPA ..................     94,390
    1,951   Arnoldo Mondadori Editore SPA .     44,698
   23,792   Assicurazioni Generali 3 ......    818,762
    2,886   Autogrill SPA 1,3 .............     30,902
  111,294   Banca Di Roma .................    137,197
   96,194   Banca Intesa SPA ..............    432,467
   27,639   Bancario San Paolo di Torino 3     492,532
   34,911   Bennetton Group SPA ...........     73,289
    1,142   Bulgari SPA ...................     15,326
  138,434   Enel SPA 1,3 ..................    615,734
  150,708   ENI SPA .......................    874,026
    7,929   Fiat SPA ......................    206,586
      927   Italcementi SPA ...............      8,749
    5,851   Italgas SPA ...................     25,968
   22,962   Mediaset SPA 3 ................    352,178
    6,760   Mediobanca SPA ................     69,985
   96,074   Olivetti Group 1 ..............    350,884
    9,197   Parmalat Finanziaria SPA ......     13,030
   37,407   Pirelli SPA ...................     98,789
   15,804   Riunione Adriatica di
              Sicurta SPA .................    174,220

   SHARES             SECURITY                  VALUE

  121,750   Telecom Italia Mobile SPA 3 ...$ 1,248,778
   26,982   Telecom Italia Mobile SPA .....    136,307
   10,532   Telecom Italia New 3 ..........     70,166
   66,120   Telecom Italia SPA 3 ..........    912,699
   99,194   Unicredito Italiano SPA .......    476,382
                                           -----------
                                             7,774,044
                                           -----------
            JAPAN -- 22.9%
    5,000   77 Bank Ltd. ..................     40,075
    2,800   Acom Co. Ltd. 3 ...............    236,065
    1,900   Advantest Corp. ...............    424,710
   13,000   Ajinomoto Co., Inc. ...........    167,105
    1,000   Alps Electronic Co. Ltd. ......     18,620
    6,000   Amada Co. Ltd. ................     51,039
   54,000   Asahi Bank Ltd. ...............    227,634
    8,000   Asahi Breweries Ltd. ..........     95,953
   29,000   Asahi Chemical Industry
              Co. Ltd. ....................    205,574
   23,000   Asahi Glass Co. Ltd. ..........    257,605
    1,000   Asatsu-Dk Inc. ................     41,115
    9,000   Bank of Fukuoka Ltd. ..........     61,417
   86,000   Bank of Tokyo -- Mitsubishi
              Ltd. ........................  1,041,252
   20,000   Bank of Yokohama Ltd. .........     89,791
    2,200   Benesse Corp. .................    152,833
   16,000   Bridgestone Corp. .............    339,504
   16,000   Canon, Inc. ...................    798,476
    7,000   Casio Computer Co. Ltd. .......     78,732
       43   Central Japan Railway Co. .....    243,853
    8,000   Chichibu Onoda Cement .........     16,786
    5,000   Chugai Pharmaceutical Co.
              Ltd.3 .......................     94,753
    2,100   Chuo Mitsui Trust & Banking
              Co.3 ........................      9,170
    7,000   Citizen Watch Co. Ltd. ........     67,750
    7,000   Cosmo Oil Co. Ltd. ............     12,902
      800   Credit Saison Co. Ltd. ........     18,601
    1,500   CSK Corp. .....................     46,502
   15,000   Dai Nippon Printing Co. Ltd. ..    264,977
   17,000   Daiei, Inc.3 ..................     63,950
    5,000   Daiichi Pharmaceutical ........    127,125
    6,000   Daikin Industries Ltd. ........    139,790
   15,000   Dainippon Ink &
              Chemicals, Inc. .............     70,746
    4,000   Daito Trust Contruction
              Co. Ltd. ....................     66,162
   42,000   Daiwa Bank Ltd. ...............    109,167
   12,000   Daiwa House Industry Co. Ltd. .     87,787
   25,000   Daiwa Securities Co. Ltd. .....    330,808
   17,000   Denso Corp. ...................    414,550
       76   East Japan Railway Co. ........    442,489
    6,000   Ebara Corp. ...................     81,492
    6,000   Eisai Co. Ltd. ................    192,814
    4,500   Fanuc .........................    458,925
   64,000   Fuji Bank Ltd. ................    487,555
      900   Fuji Machine Mfg. Co. Ltd. ....     47,381
   10,000   Fuji Photo Film Co. ...........    410,202
    5,000   Fujikura Ltd. .................     33,317
   36,000   Fujitsu Ltd. ..................  1,248,753
   13,000   Furukawa Electric Co. Ltd. ....    272,161

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES             SECURITY                  VALUE

    7,000   Gunma Bank .................... $   36,190
      800   Hirose Electric Co. ...........    124,838
   62,000   Hitachi Ltd. ..................    896,585
    6,000   Hitachi Zosen Corp. ...........      5,444
   18,000   Honda Motor Co. Ltd. ..........    614,169
    3,000   House Foods Industry ..........     46,502
    2,000   Hoya Corp. ....................    179,582
    2,000   INAX ..........................     12,344
   50,000   Industrial Bank of Japan ......    379,957
    4,000   Isetan Co. Ltd. ...............     49,149
   36,000   Ishikawajima-Harima Heavy
              Industries Co. ..............     65,330
    8,000   Ito -Yokado Co. Ltd. ..........    482,413
   22,000   Itochu Corp. ..................    111,246
   38,000   Japan Airlines ................    144,743
   18,000   Japan Energy Corp. ............     19,395
       38   Japan Tobacco .................    334,381
   12,000   Joyo Bank .....................     46,275
    7,000   JUSCO Co. .....................    132,985
      200   Kadokawa Shoten Publishing Co.      20,227
   23,000   Kajima Corp. ..................     73,477
    8,000   Kaneka Corp ...................     88,392
   18,800   Kansai Electric Power Co., Inc.    337,258
   12,000   Kao Corp. .....................    367,481
   38,000   Kawasaki Heavy Industries Ltd.      58,184
   68,000   Kawasaki Steel Corp. ..........     97,692
    6,000   Kinden Corp. ..................     37,769
   33,000   Kinki Nippon Railway 3 ........    134,119
   20,000   Kirin Brewery Co. Ltd. ........    250,469
    2,000   Kokuyo ........................     32,873
   21,000   Komatsu Ltd. ..................    148,070
    2,200   Konami Co. Ltd. ...............    139,317
   30,000   Kubota Corp. ..................    109,167
   11,000   Kumagai Gumi Co. Ltd.3 ........      6,654
    8,000   Kuraray Co. Ltd. ..............     91,946
    3,000   Kurita Water Industries .......     66,209
    3,600   Kyocera Corp. .................    612,127
    7,000   Kyowa Hakko Kogyo 3 ...........     68,610
   23,000   Marubeni Corp. ................     79,347
    8,000   Marui Co. Ltd. ................    153,495
   38,000   Matsushita Electric Industrial
              Co. Ltd. ....................    987,699
    8,000   Meiji Seika ...................     53,081
    9,000   Minebea Co. Ltd.3 .............    113,136
   42,000   Mitsubishi Chemical Corp. .....    172,682
   30,000   Mitsubishi Corp. ..............    271,924
   41,000   Mitsubishi Electric Corp. .....    444,871
   25,000   Mitsubishi Estate Co. Ltd. ....    294,892
   66,000   Mitsubishi Heavy Industries
              Ltd. ........................    293,191
   24,000   Mitsubishi Materials Corp. ....     98,449
   25,000   Mitsubishi Trust & Banking
              Corp. .......................    194,468
   31,000   Mitsui & Co. ..................    237,331
   16,000   Mitsui Fudosan Co. Ltd. .......    173,911

   SHARES             SECURITY                  VALUE

   11,000   Mitsui Marine & Fire Insurance
              Co. Ltd. .................... $   53,024
    7,000   Mitsui Mining & Smelting
              Co. Ltd.3 ...................     53,260
    8,000   Mitsukoshi Ltd.3 ..............     35,538
    4,000   Murata Manufacturing Co. Ltd. .    575,417
    2,000   Mycal Corp.3 ..................      6,862
    1,000   Namco Ltd. ....................     36,105
   30,000   NEC Corp. .....................    944,221
   21,000   New Oji Paper Co. Ltd. ........    144,894
    8,000   NGK Insulators Ltd. ...........     99,356
      400   Nichiei Co., Ltd ..............      6,578
    8,000   Nichirei Corp. ................     34,177
    1,400   Nidec Corp.3 ..................    121,737
    7,000   Nikon Corp. ...................    260,015
    2,700   Nintendo Co. Ltd. .............    472,621
    3,000   Nippon Comsys Ltd. ............     63,941
   21,000   Nippon Express Co. Ltd. .......    129,214
    6,000   Nippon Meat Packers, Inc. .....     87,900
   31,000   Nippon Oil Co. Ltd. ...........    142,399
   20,000   Nippon Paper Industries Co. ...    136,860
    9,000   Nippon Sheet Glass Co. Ltd. ...    125,386
  130,000   Nippon Steel Corp. ............    274,004
      232   Nippon Telegraph & Telephone
              Corp. .......................  3,091,827
   26,000   Nippon Yusen Kabushiki Kaisha .    125,329
    4,000   Nishimatsu Construction .......     15,803
   76,000   Nissan Motor Co. Ltd. .........    448,954
    6,000   Nisshin Flour Milling Co. Ltd.      60,113
    2,000   Nisshinbo Industries, Inc. ....     10,586
    3,000   Nissin Food Products Co. Ltd. .     76,558
    3,000   Nitto Denko Corp.3 ............    115,972
   36,000   Nomura Securities Co. Ltd. ....    882,974
    9,000   NSK Ltd. ......................     79,110
    4,000   NTN Corp. .....................     17,126
   10,000   Obayashi Corp.3 ...............     44,328
    4,000   Olympus Optical Co. Ltd. ......     71,870
    4,000   Omron Corp. ...................    108,883
    4,000   Onward Kashiyama Co. Ltd. .....     54,442
    2,000   Oriental Land Co. Ltd. ........    204,723
    1,500   Orix Corp. ....................    221,878
   40,000   Osaka Gas Co. Ltd. ............    115,310
    3,000   Pioneer Electronic Corp. ......    117,106
    2,800   Promise Co. Ltd. ..............    221,774
    2,200   Rohm Co. Ltd. .................    644,603
   76,000   Sakura Bank Ltd. ..............    526,533
    9,000   Sankyo Co. Ltd. ...............    203,731
    1,000   Sanrio Co. Ltd. ...............     26,701
   37,000   Sanyo Electric Co. Ltd. .......    333,625
    4,000   Sapporo Breweries Ltd. ........     16,370
    4,000   Secom Co. Ltd. ................    293,002
    1,800   Sega Enterprises3 .............     27,731
   10,000   Sekisui Chemical Co. Ltd. .....     38,563
   15,000   Sekisui House Ltd. ............    139,081

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES             SECURITY                  VALUE

   21,000   Sharp Corp. ................... $  372,159
      800   Shimamura Co. Ltd. ............     93,685
    2,000   Shimano, Inc. .................     48,203
   18,000   Shimizu Corp.3 ................     51,549
    8,000   Shin-Etsu Chemical Co. Ltd. ...    406,800
    7,000   Shiongi & Co. Ltd. ............    133,316
    7,000   Shiseido Co. Ltd. .............    108,505
   16,000   Shizuoka Bank .................    136,104
   12,000   Showa Denko K.K. ..............     17,694
    4,000   Showa Shell Sekiyu K.K. .......     19,811
    2,000   Skylark .......................     79,205
    1,300   SMC Corp.3 ....................    245,129
    3,000   Snow Brand Milk Products ......     16,162
    6,000   Softbank Corp.3 ...............    816,624
   16,200   Sony Corp. ....................  1,515,857
   58,000   Sumitomo Bank Ltd.3 ...........    712,655
   33,000   Sumitomo Chemical Co. .........    198,995
   21,000   Sumitomo Corp. ................    236,792
   15,000   Sumitomo Electric Industries ..    257,747
    2,000   Sumitomo Forestry Co. .........     13,478
   17,000   Sumitomo Heavy Industries Ltd.      57,041
   15,000   Sumitomo Marine & Fire ........     87,475
   19,000   Sumitomo Metal Industries Ltd.      13,109
    7,000   Sumitomo Metal Mining Co. .....     33,081
   11,000   Sumitomo Osaka Cement Co. Ltd.      65,292
    6,000   Taisei Corp. ..................      9,641
    7,000   Taisho Pharmaceutical Co. .....    251,414
    2,000   Taiyo Yuden Co. Ltd.3 .........    125,518
    5,000   Takara Shuzo Co. Ltd. .........    124,998
    8,000   Takashimaya Co. Ltd.3 .........     74,706
   16,000   Takeda Chemical Industries ....  1,052,537
    2,800   Takefuji Corp. ................    339,012
   20,000   Teijin Ltd. ...................     97,730
    3,000   Terumo Corp. ..................    101,794
    7,000   Tobu Railway Co. Ltd. .........     20,047
      400   Toho Co.3 .....................     68,279
   10,300   Tohoku Electric Power .........    139,214
   43,000   Tokai Bank 3 ..................    212,558
   30,000   Tokio Marine & Fire Insurance
              Co. .........................    347,065
    4,000   Tokyo Broadcasting System .....    173,154
    2,000   Tokyo Dome Corp. ..............      9,093
   25,200   Tokyo Electric Power Co. ......    615,700
    3,000   Tokyo Electron Ltd. ...........    411,714
   54,000   Tokyo Gas Co. Ltd. ............    152,096
   23,000   Tokyu Corp. ...................    113,911
   14,000   Toppan Printing Co. Ltd. ......    148,467
   30,000   Toray Industries, Inc. ........    121,926
   60,000   Toshiba Corp. .................    678,818
   14,000   Tosoh Corp. ...................     70,793
    4,000   Tostem Corp. ..................     65,406
   10,000   Toto Ltd. .....................     76,937
    1,000   Toyo Information Systems Co.
              Ltd.3 .......................     55,670
    3,000   Toyo Seikan Kaisha ............     56,143
    8,000   Toyobo Ltd. ...................     15,803

   SHARES             SECURITY                  VALUE

   68,000   Toyota Motor Corp. ............$ 3,104,304
      500   Trans Cosmos Ltd. .............     75,235
   11,000   Ube Industries Ltd. ...........     34,517
    1,000   Uni-Charm Corp. ...............     60,680
    2,000   Uny Co. Ltd. ..................     27,693
    3,000   Wacoal Corp. ..................     30,623
    1,200   World Co. Ltd.3 ...............     52,173
    2,000   Yamaha Corp. ..................     21,909
   14,000   Yamaichi Securities Co. Ltd.1
    7,000   Yamanouchi Pharmaceutical
              Co. Ltd. ....................    383,076
    9,000   Yamato Transport Co. Ltd.3 ....    224,146
    6,000   Yamazaki Baking Co. Ltd. ......     58,978
                                           -----------
                                            47,856,075
                                           -----------
            NETHERLANDS -- 5.4%
   29,262   Aegon NV ......................  1,045,432
    6,810   Akzo Nobel ....................    290,496
   32,214   Algemene Bank Nederland NV ....    792,380
    8,028   ASM Lithography Holding NV 1 ..    346,454
    1,607   Baan ..........................      4,390
      431   Buhrmann NV ...................     12,374
   14,084   Elsevier NV ...................    171,325
    6,144   Getronics NV ..................     95,117
    2,627   Hagemeyer NV ..................     72,726
    7,197   Heineken NV ...................    439,809
   21,283   ING Groep NV ..................  1,444,437
      612   KLM NV ........................     16,544
   15,170   Koninklijke Ahold NV ..........    448,324
   20,792   Koninklijke KPN NV ............    933,767
      320   Oce NV ........................      5,261
   29,316   Philips Electronics NV ........  1,388,239
   45,757   Royal Dutch Petroleum Co. .....  2,855,426
   11,536   TNT Post Group NV .............    312,397
   11,355   Unilever NV ...................    523,014
    4,493   Wolters Kluwer NV -- CVA ......    120,164
                                           -----------
                                            11,318,076
                                           -----------
            NEW ZEALAND -- 0.1%
   20,319   Brierley Investments Ltd. .....      3,157
   37,282   Carter Holt Harvey Ltd.3 ......     32,469
   14,734   Contact Energy Ltd. ...........     19,768
    2,343   Fletcher Challenge Building ...      2,493
    8,252   Fletcher Challenge Energy .....     26,998
      317   Fletcher Challenge Forests ....        115
    3,832   Fletcher Challenge Paper ......      4,402
   12,683   Lion Nathan Ltd. ..............     28,360
   34,134   Telecom Corp. of New Zealand ..    119,712
                                           -----------
                                               237,474
                                           -----------
            NORWAY -- 0.4%
    1,200   Bergensen d.y. ASA -- A .......     24,709
   15,700   Christiania Bank Og Kreditkasse     84,677
   16,450   Den Norske Bank ASA ...........     68,514
      700   Elkem ASA .....................     13,185
      600   Hafslund ASA -- A .............      2,773

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES             SECURITY                  VALUE

      780   Kvaerner ASA Rts @ 83 .........$       438
      780   Kvaerner ASA 3 ................      8,213
    2,800   Merkantildata AS ..............     14,446
    6,300   Norsk Hydro ASA ...............    265,342
      400   Norske Skogindustrier ASA -- A      11,465
    5,514   Orkla ASA -- A ................    105,152
    2,200   Petroleum Geo-Services ASA 1 ..     37,707
    2,000   Schibsted ASA .................     37,204
    2,100   Tomra Systems ASA .............     55,894
    8,350   Uni-Storebrand ASA -- A .......     60,568
                                           -----------
                                               790,287
                                           -----------
            PORTUGAL -- 0.6%
   24,768   Banco Comercial Portugues SA ..    129,396
    3,305   Banco Espirito Santo e
              Comercial de Lisboa SA ......     81,421
    6,127   BPI SGPS SA ...................     21,731
    3,249   Brisa- Auto Estradas de
              Portugal SA .................     28,092
    2,235   Cimentos de Portugal ..........     42,849
   13,704   Electricidade de Portugal SA ..    249,856
    1,925   Jeronimo Martins, SGPS SA .....     31,850
   23,532   Portugal Telecom SA ...........    265,276
      238   Sagem SA ......................    280,161
    9,595   Sonae Investimentos Rts .......      7,726
   38,380   Sonae SGPS SA .................     67,695
                                           -----------
                                             1,206,053
                                           -----------
            SINGAPORE -- 1.0%
   26,000   Chartered Semiconductor
              Manufacturing Ltd.1 .........    227,071
   25,000   City Developments Ltd. ........     96,878
    2,000   Creative Technology Ltd.3 .....     48,237
    2,000   Cycle & Carriage Ltd. .........      4,696
   32,513   DBS Group Holdings Ltd.3 ......    417,465
    8,750   DBS Land Ltd. .................     11,336
    3,000   Fraser & Neave Ltd. ...........     10,671
    6,750   Keppel Corp. Ltd. .............     14,601
   30,337   Oversea - Chinese Banking
              Corp., Ltd. .................    208,800
    4,000   Parkway Holdings Ltd.3 ........     10,226
   32,329   Sembcorp Industries Ltd. ......     35,153
   31,000   Singapore Airlines Ltd. .......    306,597
    8,000   Singapore Press Holdings Ltd. .    124,929
    2,296   Singapore Press Holdings
              Ltd. -- 1001 ................     35,589
   75,000   Singapore Technologies
              Industrial Corp. ............    110,181
  155,000   Singapore Telecommunications
              Ltd. ........................    226,810
   12,000   United Industrial Corp. Ltd. ..      5,657
   19,448   United Overseas Bank Ltd. .....    127,105
    3,000   Venture Manufacturing Ltd. ....     30,538
                                           -----------
                                             2,052,540
                                           -----------

   SHARES             SECURITY                  VALUE

            SPAIN -- 2.2%
    1,657   Acerinox SA ................... $   48,128
    7,257   Autopistas Concesion Bonus 1 ..      3,130
    7,257   Autopistas Concesionaria
              Espanola SA .................     63,374
   54,337   Banco Bilbao Vizcaya SA 3 .....    815,159
   73,294   Banco Santander Central
              Hispano SA ..................    776,360
      860   Corporacion Mapfre ............     10,940
    2,005   Corpporcion Financiera
              Alba SA .....................     53,046
   20,342   Endesa SA .....................    395,647
    3,258   Fomento de Construcciones y
              Contrates SA 3 ..............     61,837
    6,788   Gas Natural SDG - E ...........    122,330
    3,548   General de Aguas de Barcelona .     47,615
      485   Grupo Dragados SA .............      3,492
   18,233   Iberdrola SA ..................    235,952
      496   Metrovacesa S.A. ..............      8,368
   22,911   Repsol SA .....................    457,913
    2,409   Sol Melia SA ..................     27,018
    8,364   Tabacalera SA -- A ............    129,004
   60,199   Telefonica SA 3 ...............  1,298,387
    1,789   Telepizza SA 1,3 ..............     10,118
    5,532   Union Electrica Fenosa SA .....    100,490
      643   Vallehermoso SA ...............      3,852
                                           -----------
                                             4,672,160
                                           -----------
            SWEDEN -- 3.4%
    1,118   ABB Ltd.1 .....................    130,274
      500   Assidoman AB ..................      7,154
    6,372   AstraZeneca Group PLC .........    297,868
    3,871   Atlas Copco AB -- A ...........     75,030
      942   Atlas Copco AB -- B ...........     17,721
      700   Drott AB -- B .................      7,582
    8,900   Electrolux AB -- B ............    138,512
  165,200   Ericsson LM-B .................  3,286,775
   12,850   ForeningsSparbanken AB ........    188,998
    3,100   Gambro AB -- A ................     25,448
   18,000   Hennes & Mauritz AB -- B ......    377,620
    2,400   Netcom Systems AB -- B ........    178,138
   63,915   Nordic Baltic Holding AB ......    484,606
    1,600   Om Gruppen AB .................     71,875
    4,500   Sandvik AB ....................     94,918
    8,400   Securitas AB -- B .............    179,096
   22,400   Skandia Forsakrings AB ........    595,071
   16,960   Skandinaviska Enskilda
              Banken -- A .................    202,072
    3,000   Skanska AB -- B ...............    106,890
      800   SKF AB -- B ...................     13,454
    5,766   Svenska Cellulosa AB -- B .....    110,117
   14,400   Svenska Handelsbanken AB -- A .    210,154
      600   Svenskt Stal AB -- A ..........      5,986
    1,900   Swedish Match AB ..............      5,892
      400   Trelleborg AB -- B ............      2,805

See Notes to Financial Statements.
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                                       19

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES             SECURITY                  VALUE

    1,710   Volvo AB -- A ................. $   36,069
    6,480   Volvo AB -- B .................    141,484
    9,500   WM-Data AB -- B Shares ........     52,533
                                           -----------
                                             7,044,142
                                           -----------
            SWITZERLAND -- 5.7%
    5,515   ABB Ltd.1 .....................    662,214
      420   Adecco SA .....................    357,993
      180   Alusuisse-Lonza Holding AG ....    117,671
    5,910   Credit Suisse Group ...........  1,179,409
      182   Givaudan Reg 1 ................     55,572
      131   Holderbank Financiere Glarus
              AG -- B .....................    161,125
       60   Holderbank Financiere Glarus
              AG -- Reg ...................     19,667
      125   Lonza AG 3 ....................     65,342
      853   Nestle SA .....................  1,712,751
    1,551   Novartis AG -- Bearer .........  2,464,713
       36   Roche Holding AG -- Bearer ....    382,014
      146   Roche Holding AG --
              Genusscheine ................  1,425,822
      100   Sairgroup .....................     16,728
       10   Schindler Holding AG ..........     15,375
      320   Schweizerische Ruckversicherungs-
              Gesellschaft 3 ..............    654,340
       15   SGS Societe Generale de
              Surveillance
              Holding SA ..................     26,014
      370   Societe Suisse pour la
              Microelectronique et
              l'Hogeric AG ................     96,820
       25   Societe Suisse pour la
              Microelectronique et l'Hogeric
              AG -- Bearer ................     31,887
       85   Sulzer AG .....................     56,717
    1,630   Swisscom AG ...................    566,367
    9,146   UBS AG-Registered .............  1,344,285
    1,050   Zurich Allied AG ..............    520,459
                                           -----------
                                            11,933,285
                                           -----------
            UNITED KINGDOM -- 18.9%
   13,278   3i Group PLC ..................    272,577
   31,070   Abbey National PLC ............    371,591
   34,784   Allied Zurich PLC .............    410,481
   15,424   Amvescap PLC ..................    245,296
    2,788   Anglian Water PLC .............     25,536
   10,828   Arjo Wiggins Appleton PLC .....     43,973
   21,470   ARM Holdings PLC 1 ............    228,987
   31,975   Barclays PLC ..................    793,874
    3,096   Barratt Developments PLC ......     12,257
   19,956   Bass PLC ......................    223,262
    6,473   BBA Group PLC .................     42,383
    5,039   Berkeley Group PLC ............     47,678
   76,789   BG Group PLC ..................    495,229
    2,908   BICC Group PLC ................      3,412
   20,024   Blue Circle Industries PLC ....    129,745
   11,260   BOC Group PLC .................    161,686
   21,261   Boots Co. PLC .................    162,223

   SHARES             SECURITY                  VALUE

  477,030   BP Amoco PLC ..................$ 4,578,594
   64,880   British Aerospace PLC .........    404,428
   25,023   British Airport Author ........    199,072
   26,094   British Airways PLC ...........    150,213
   49,741   British American Tobacco ......    332,839
   11,056   British Land Co. PLC ..........     72,432
   37,394   British Sky Broadcasting
              Group PLC ...................    731,411
  136,584   British Telecommunications
              PLC .........................  1,765,854
   12,299   Bunzl PLC .....................     65,913
    4,396   Burmah Castrol PLC ............    110,941
   39,323   Cadbury Schweppes PLC .........    258,514
   18,305   Canary Wharf Group PLC 1 ......    102,119
    5,231   Capita Group PLC ..............    128,766
    2,073   Caradon PLC ...................      4,739
   14,664   Carlton Communications PLC ....    188,588
    6,641   Celltech Group PLC 1 ..........    128,387
   88,374   Centrica PLC ..................    292,999
   29,206   CGU PLC .......................    486,807
   15,664   Compass Group PLC .............    206,665
   76,596   Corus Group PLC ...............    111,610
   74,458   Diageo PLC ....................    666,750
   39,940   Dixons Group PLC ..............    161,745
   11,105   Electrocomponents PLC .........    112,135
   18,384   EMI Group PLC .................    170,607
   14,212   FKI PLC .......................     49,755
   16,304   GKN PLC .......................    207,704
   76,124   Glaxo Wellcome PLC ............  2,218,449
   40,386   Granada Group PLC .............    397,412
   23,964   Great Universal Stores PLC ....    149,742
   49,222   Halifax PLC ...................    469,831
   18,580   Hanson PLC ....................    132,346
   39,337   Hays PLC ......................    217,812
  178,230   HSBC Holdings PLC .............  2,039,857
   15,092   Imperial Chemical Industries
              PLC .........................    119,265
    6,151   Johnson Matthey PLC ...........     86,136
   30,717   Kingfisher PLC ................    279,015
   35,691   Ladbroke Group PLC ............    124,815
   13,099   Land Securities PLC ...........    156,067
  102,415   Legal & General Group PLC .....    243,422
  114,449   Lloyds TSB Group PLC ..........  1,084,635
    9,051   Logica PLC ....................    216,771
   57,148   Marconi PLC ...................    742,743
   64,555   Marks & Spencer PLC ...........    226,733
   10,765   MEPC PLC ......................     88,901
   13,378   Misys PLC .....................    110,885
   33,012   National Grid Group PLC .......    259,380
   14,409   National Power PLC ............     91,618
   15,635   Nycomed Amersham PLC ..........    155,511
   13,487   Pearson PLC ...................    423,673
   11,136   Peninsular & Orient Steam
              Navigation Co. ..............     94,915
    6,227   Pilkington PLC ................      8,814
      785   Provident Financial PLC .......      8,188
   40,455   Prudential Corp. PLC ..........    592,850

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

   SHARES             SECURITY                  VALUE

    9,575   Psion PLC ....................  $   92,627
    8,442   Railtrack Group PLC ..........     130,807
    5,073   Rank Group PLC ...............      11,635
   21,692   Reed International PLC .......     189,156
   68,505   Rentokil Initial PLC .........     155,824
   30,360   Reuters Group PLC ............     519,371
    4,648   Rexam PLC ....................      18,242
   22,891   Rio Tinto PLC ................     374,964
    7,031   RMC Group PLC ................      90,689
   52,979   Royal Bank of Scotland
              Group PLC ..................     883,858
   28,313   Sage Group PLC (The) .........     228,674
   36,324   Sainsbury (J.) PLC ...........     164,423
   39,177   Scottish Power PLC ...........     331,247
   10,567   SEMA Group PLC ...............     148,616
    5,109   Shroders PLC .................      90,726
   80,107   Siebe PLC ....................     300,456
    4,442   Slough Estates PLC ...........      24,646
   15,083   Smith & Nephew PLC ...........      54,802
  117,878   Smithkline Beecham PLC .......   1,548,994
    4,572   Smiths Industries PLC ........      59,214
   22,321   Stagecoach Holdings PLC ......      25,006
    5,531   Tate & Lyle PLC ..............      27,674
    7,915   Taylor Woodrow PLC ...........      18,154
  136,078   Tesco PLC ....................     422,832
    9,220   Thames Water PLC .............     119,621
    8,170   TI Group PLC .................      44,094
   63,764   Unilever PLC .................     384,440
    6,557   United Utilities PLC .........      65,615
1,272,321   Vodafone Group ...............   5,162,127
    9,370   Williams Holding PLC .........      54,259
    7,484   Wolseley PLC .................      41,185
   17,117   WPP Group PLC ................     248,639
   31,080   Zeneca Group PLC .............   1,452,024
                                           -----------
                                            39,584,204
                                           -----------
TOTAL COMMON STOCKS
   (Cost $171,305,528) ................... 190,978,379
                                           -----------

PREFERRED STOCK -- 0.3%
            AUSTRALIA -- 0.3%
   42,375   News Corp. Ltd. -- Preferred ..    513,054
            GERMANY -- 0.0%
      500   Dyckerhoff AG -- Preferred ....     12,701
    1,100   Volkswagen AG -- Preferred ....     25,887
            ITALY -- 0.0%
    1,035   Fiat SPA -- Preferred .........     16,916
                                           -----------
TOTAL PREFERRED STOCK
   (Cost $437,395) ........................    568,558
                                           -----------

   SHARES/
  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

            SHORT TERM INSTRUMENTS -- 1.2%
            UNITED STATES -- 1.2%
 1,309,302  Cash Management Institutional,
              6.479%, 7/3/00 ..............$ 1,308,896
$1,050,000  U.S. Treasury Bill,
              5.35%, 7/13/002 .............  1,048,533
   250,000  U.S. Treasury Bill,
              5.50%, 7/13/002 .............    249,651
                                           -----------
                                             2,607,080
                                           -----------
TOTAL SHORT TERM INSTRUMENTS
   (Cost $2,606,863) ......................  2,607,080
                                           -----------

TOTAL INVESTMENTS
   (Cost $174,349,786) ...........  92.8% $194,154,017

OTHER ASSETS IN EXCESS
  OF LIABILITIES .................   7.2    15,058,164
                                   -----  ------------
NET ASSETS ....................... 100.0% $209,212,181
                                   =====  ============
--------------------------------------------------------------------------------
1 Non-income producing security.
2 Held as collateral for Foreign Futures Contracts.
3 Securities on loan.


  INDUSTRY DIVERSIFICATION  (Unaudited)
  (percentage based on net assets as of 6/30/00)

Telecommunications .........................    17.04%
Banks ......................................    11.26
Pharmaceuticals ............................     7.19
Oil ........................................     5.56
Insurance ..................................     4.94
Food and Beverage ..........................     4.19
Electrical .................................     4.08
Utility ....................................     4.02
Auto Related ...............................     3.42
Financial Services .........................     3.40
Computer ...................................     3.30
Consumer Goods .............................     2.87
Media ......................................     2.79
Other* .....................................    18.74
                                               ------
Total Investments ..........................    92.80
Other Assets Less Liabilities ..............     7.20
                                               ------
                                               100.00%
                                               ======
--------------------------------------------------------------------------------
* No one industry represents more than 2% of Portfolio holdings.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investments, at Value (Cost of $174,349,786) ................    $194,154,017
   Cash 1 ......................................................      14,416,098
   Receivable for Shares of Beneficial Interest Subscribed .....         117,791
   Receivable for Securities Sold ..............................          27,966
   Receivable for Collateral Under Security Loan Agreements ....      16,395,152
   Interest Receivable .........................................          72,654
   Receivable for Foreign Taxes Withheld .......................         167,973
   Dividends Receivable ........................................         231,983
   Variation Margin Receivable Domestic ........................           1,025
   Variation Margin Receivable Foreign .........................          55,520
   Unrealized Appreciation on Forward Foreign
      Currency Contracts .......................................          31,003
   Security Lending Income Receivable ..........................           9,585
   Prepaid Expenses and Other ..................................           3,870
   Due from Bankers Trust ......................................          30,387
                                                                    ------------
Total Assets ...................................................     225,715,024
                                                                    ------------
LIABILITIES
   Payable for Collateral Under Security Loan Agreements .......      16,395,152
   Accrued Expenses and Other ..................................          26,469
   Unrealized Depreciation on Forward Foreign Currency
      Exchange Contracts .......................................          81,222
                                                                    ------------
Total Liabilities ..............................................      16,502,843
                                                                    ------------
NET ASSETS .....................................................    $209,212,181
                                                                    ============
COMPOSITION OF NET ASSETS
   Paid-in Capital .............................................    $189,815,909
   Net Unrealized Appreciation on Investments, Foreign
     Futures, Foreign Currencies
     and Forward Foreign Currency Contracts ....................      19,396,272
                                                                    ------------
NET ASSETS .....................................................    $209,212,181
                                                                    ============

--------------------------------------------------------------------------------
1 Includes foreign cash of $14,400,581 with a cost of $14,321,646.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000

INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $187,580) .....     $ 2,040,149
   Interest ...................................................          61,982
   Securities Lending Income ..................................          26,522
                                                                    -----------
Total Investment Income .......................................       2,128,653
                                                                    -----------
EXPENSES
   Advisory Fees ..............................................         215,545
   Administration and Services Fees ...........................         156,218
   Professional Fees ..........................................          73,766
   Trustees Fees ..............................................           3,610
   Registration Fees ..........................................           2,659
   Miscellaneous ..............................................             596
                                                                    -----------
Total Expenses ................................................         452,394
Less: Fee Waivers or Expense Reimbursements ...................        (144,065)
                                                                    -----------
Net Expenses ..................................................         308,329
                                                                    -----------
NET INVESTMENT INCOME .........................................       1,820,324
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON  INVESTMENTS,
   FOREIGN  FUTURES,  FOREIGN CURRENCIES AND FORWARD
   FOREIGN  CURRENCY  CONTRACTS
     Net Realized Gain (Loss) from:
     Investment Transactions ..................................         (82,477)
     Foreign Futures Transactions .............................         391,785
     Foreign Currency Transactions ............................        (258,963)
     Forward Foreign Currency Transactions ....................        (546,231)
   Net Change in Unrealized Appreciation/Depreciation
     on Investments, Foreign  Futures, Foreign Currencies
     and Forward Foreign Currency Contracts ...................      (8,530,436)
                                                                    -----------
   NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS,
     FOREIGN FUTURES, FOREIGN CURRENCIES AND FORWARD
     FOREIGN CURRENCY CONTRACTS ...............................      (9,026,322)
                                                                    -----------
NET DECREASE IN NET ASSETS FROM OPERATIONS ....................     $(7,205,998)
                                                                    ===========

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE SIX        FOR THE
                                                          MONTHS ENDED       YEAR ENDED
                                                            JUNE 30,        DECEMBER 31,
                                                             2000 1             1999
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ..............................   $   1,820,324    $   1,130,135
   Net Realized Gain (Loss) from Investment, Foreign
     Futures, Foreign Currency and Forward Foreign
     Currency Transactions ............................        (495,886)       1,519,779
   Net Change in Unrealized Appreciation/Depreciation
     on Investments, Foreign Futures, Foreign Currencies
     and Forward Foreign Currency Contracts ...........      (8,530,436)      18,679,410
                                                          -------------    -------------
Net Increase (Decrease) in Net Assets from Operations .      (7,205,998)      21,329,324
                                                          -------------    -------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested .....................     110,606,730       62,410,436
   Value of Capital Withdrawn .........................     (14,352,095)      (5,781,396)
                                                          -------------    -------------
Net Increase in Net Assets from Capital Transactions ..      96,254,635       56,629,040
                                                          -------------    -------------
TOTAL INCREASE IN NET ASSETS ..........................      89,048,637       77,958,364
                                                          -------------    -------------
NET ASSETS
   Beginning of Period ................................     120,163,544       42,205,180
                                                          -------------    -------------
   End of Period ......................................   $ 209,212,181    $ 120,163,544
                                                          =============    =============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for periods indicated for the EAFE(R)Equity Index Portfolio.

                                             FOR THE SIX                                        FOR THE PERIOD
                                            MONTHS ENDED              FOR THE YEARS             JAN. 24, 19962
                                              JUNE 30,              ENDED DECEMBER 31,                TO
                                               2000 1        1999         1998          1997     DEC. 31, 1996
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) .......................  $209,212      $120,164      $42,205       $36,732      $40,392
   Ratios to Average Net Assets:
     Net Investment Income ................      2.10%3        1.61%        1.60%         1.74%        1.69%3
     Expenses After Waivers ...............      0.35%3        0.35%        0.35%         0.35%        0.35%3
     Expenses Before Waivers ..............      0.52%3        0.40%        0.41%         0.41%        0.46%3
   Portfolio Turnover Rate ................         1%            4%          12%           44%           4%

--------------------------------------------------------------------------------
1 Unaudited.
2 Commencement of operations.
3 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The EAFE(R) Equity Index Portfolio (the "Portfolio"), a series of BTInvestment Portfolios, is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on January 24, 1996, as an unincorporated trust under the laws of New York, and began operations on January 24, 1996. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue shares of beneficial interest in the Portfolio.

B. VALUATION OF SECURITIES
The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on National Exchanges or foreign exchanges are valued based on the closing price of the security on that exchange prior to the time when the Portfolio's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities and foreign currency transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. FOREIGN CURRENCY TRANSACTIONS
The books and records of the Portfolio are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted to U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

E. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Portfolio's investments. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Net Assets may arise due to changes in the value of the foreign currency or if the counterparty does not perform under the contract.

F. FUTURES CONTRACTS
The Portfolio may enter into financial futures contracts, which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. ORGANIZATION EXPENSES
Costs incurred by the Portfolio in connection with its organization and initial registration are being amortized evenly over a five-year period.

H. FEDERAL INCOME TAXES
The Portfolio is considered a partnership under the Internal Revenue Code. Therefore no federal income tax is required.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

I. LENDING OF PORTFOLIO SECURITIES
The Portfolio has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of portfolio securities are collateralized by cash and/or government securities that are maintained at all times in an amount equal to 102% and 105% of the current market value of the loaned securities for both domestic and international securities, respectively.

   AT JUNE 30, 2000
     MARKET VALUE                           % OF
      OF LOANED       MARKET VALUE        PORTFOLIO
      SECURITIES      OF COLLATERAL        ON LOAN
     -------------    -------------      -----------
      $15,707,711      $16,395,152          5.43%

The Portfolio receives compensation in the form of fees or it retains a portion of interest on the investment of any cash received as collateral. The Portfolio also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio.

J. OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .10% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .25% of the Portfolio's average daily net assets.

The Portfolio may invest in Cash Management Institutional ("Cash Management"), an open-end management investment company managed by Bankers Trust. Cash Management is offered as a cash management option to the Portfolio and other accounts managed by Bankers Trust. Distributions from Cash Management to the Portfolio for the six months ended June 30, 2000 amounted to $513,902 and are included in dividend income.

At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2000 were $95,057,149, and $1,448,952, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2000 was $174,349,786. The aggregate gross unrealized appreciation was $28,616,147, and the aggregate gross unrealized depreciation for all investments was $8,811,916 as of June 30, 2000.

--------------------------------------------------------------------------------

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 4 -- FUTURES CONTRACTS
A summary of obligations under these financial instruments at June 30, 2000 is as follows:

                                                                    UNREALIZED
                                                                  APPRECIATION
                                                                  (DEPRECIATION)
TYPE OF FUTURES                EXPIRATION    CONTRACTS  POSITION      (U.S.$)
------------------------     --------------  ---------  --------  --------------
CAC40 Index Futures          September 2000        8      Long      $ (11,450)
Hang Seng Index Futures      July 2000             7      Long          2,231
Nikkei 225 Index Futures     September 2000        1      Long          2,200
Nikkei 300 IndexFutures      September 2000       62      Long         29,597
Topix Index Futures          September 2000       42      Long         17,944
IBEX plus Index Futures      July 2000             9      Long        (29,915)
FTSE 100 Index Futures       September 2000        9      Long        (28,406)
Aust All Ords Index Futures  September 2000       13      Long          6,165
MIB30 plus Index Futures     September 2000        6      Long        (14,893)
DAX Index Futures            September 2000       22      Long       (223,898)
                                                 ---                ---------
Total                                            179                $(250,425)
                                                 ===                =========

At June 30, 2000, the Portfolio segregated securities with a value of approximately $551,642 to cover margin requirements on open futures contracts.

NOTE 5 -- OPEN FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2000, the Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                        UNREALIZED
                                                                          CONTRACT     APPRECIATION
                                                         SETTLEMENT         VALUE     (DEPRECIATION)
CONTRACTS TO DELIVER               IN EXCHANGE FOR          DATE           (U.S.$)        (U.S.$)
----------------------------------------------------------------------------------------------------
Purchases
----------------------------------------------------------------------------------------------------
Euro               5,900,000  U.S. Dollars  $5,653,675     9/29/00       $5,650,961      $ (2,714)
British Pound        400,000  U.S. Dollars     609,000     9/29/00          607,840        (1,160)
Japanese Yen     757,600,000  U.S. Dollars   7,337,530     9/29/00        7,260,182       (77,348)
----------------------------------------------------------------------------------------------------
                                                        Total Purchases                   (81,222)
----------------------------------------------------------------------------------------------------
Sales
----------------------------------------------------------------------------------------------------
Euro               5,900,000  U.S. Dollars  $5,622,700     7/3/00        $5,655,675       (32,975)
British Pound        400,000  U.S. Dollars     608,000     7/3/00           605,560         2,440
Japanese Yen     757,600,000  U.S. Dollars   7,222,116     7/3/00         7,160,578        61,538
----------------------------------------------------------------------------------------------------
                                                        Total Sales                        31,003
----------------------------------------------------------------------------------------------------
                                                        Net Unrealized Depreciation      $(50,219)
----------------------------------------------------------------------------------------------------


NOTE 6 -- RISKS OF INVESTING IN FOREIGN SECURITIES
The Portfolio invests in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.

--------------------------------------------------------------------------------

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
                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management,Inc. and Deutsche Asset Management Investment Services Limited.


EAFE(R) Equity Index -- Premier Class                           CUSIP #05576L874
                                                                1714SA (06/00)

Distributed by:
ICC Distributors, Inc.